Investments - Realized capital gains and losses by transaction type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments [Abstract]
Impairment write-downs	$ (14)	$ (102)	$ (234)
Change in intent write-downs	0	(48)	(69)
Net OTTI losses recognized in earnings	(14)	(150)	(303)
Sales	(215)	641	213
Valuation of equity investments	(691)	0	0
Valuation and settlements of derivative instruments	43	(46)	0
Total realized capital gains and losses	(877)	445	(90)
Fixed income and equity securities
Schedule of Available for Sale Securities
Fixed income. realized gain	120
Fixed income, realized loss	$ 347
Gross gains on sales of fixed income securities		737	631
Gross loss on sales of fixed income securities		$ 276	$ 461